Intangible Assets	6 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

9. INTANGIBLE ASSETS

As of June 30, 2019 and December 31, 2018, intangible assets consist of:

	Software and software
	development costs	Trademarks	Total
Gross carrying amounts
Balance as of January 1, 2018	$4,315,870	$943,645	$5,259,515
Foreign currency translation	(232,327)	(50,797)	(283,124)
Balance as of December 31, 2018	4,083,543	892,848	4,976,391
Foreign currency translation	6,320	1,381	7,701
Balance as of June 30, 2019(Unaudited)	4,089,863	894,229	4,984,092
Accumulated amortization
Balance as of January 1, 2018	3,539,466	911,342	4,450,808
Amortization expense	716,744	17,406	734,150
Foreign currency translation	(218,746)	(49,742)	(268,488)
Balance as of December 31, 2018	4,037,464	879,006	4,916,470
Amortization expense	46,706	6,370	53,076
Foreign currency translation	5,693	1,284	6,977
Balance as of June 30, 2019(Unaudited)	4,089,863	886,660	4,976,523
Total amortized intangible assets, net as of June 30, 2019(Unaudited)	$-	$7,569	$7,569

Amortization expense for the six months ended June 30, 2019 and 2018 were approximately $53,000 and $430,000, respectively.

Based on the impairment test performed, management determined no impairment for the six months ended June 30, 2019 and 2018.